Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	December 31, 2023	December 31, 2022

Accounts receivable	$723,247	$216,030
Less: provision for credit loss	(218,775)	(120,339)
	$504,472	$95,691

The following table sets forth the movement of provision for doubtful accounts:

	December 31, 2023	December 31, 2022

Beginning	$120,339	$14,123
Adoption of ASC 326	(55,794)	-
Provision for doubtful accounts included due to the acquisition of Industrial Insights Consulting LTD.	94,785	-
Additions	61,052	109,972
Exchange rate difference	(1,607)	(3,756)
Balance	$218,775	$120,339